June 28, 2024

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the Connetic Venture Capital Access Fund (the “Trust”) (File Nos. 333-274892 and 811-23906)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Pre-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act and Amendment No. 2 to the Trust’s Registration Statement under the 1940 Act) (collectively, the “Amendment”). The Amendment is being filed to incorporate changes to the Registration Statement in response to the comments from the staff of the Commission (the “Staff”) received on April 29 and May 24, 2024. The Trust submitted its response via EDGAR under separate cover addressing the Staff’s comments.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
On behalf of FinTech Law, LLC

FinTech Law

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